SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Neviah [Member] USD ($)	Dec. 31, 2014 Neviah [Member] Merck Holdings [Member] Convertible Bridge Loan Agreement [Member] EUR (€)	Dec. 31, 2014 Keddem [Member]	Dec. 31, 2014 Options [Member]	Dec. 31, 2013 Options [Member]	Dec. 31, 2012 Options [Member]	Dec. 31, 2014 Warrants [Member]	Dec. 31, 2013 Warrants [Member]	Dec. 31, 2012 Warrants [Member]	Dec. 31, 2013 Exchange Option [Member]
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Average interest rate, short-term bank deposits in U.S. dollars	0.85%	0.63%
Marketable securities impairment losses	$ 0	$ 0	$ 0
Evogene shares held	113,405	232,292
Average interest rate, long-term bank deposits in U.S. dollars	1.02%
Deferred revenue	1,789	6,711
Number of licensed programs to achieve substantive milestones revenues	1
Revenue recognition under milestone method	7,200
Severance expenses	344	294	252
Derivative, notional amount	5,626
Derivative, contract period	9 months
Derivative, maturity date	Sep. 30, 2015
Unrealized gains arising from derivative contracts	141
Derivative related expenses	0
Fair value of outstanding forward contracts	141
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares							6,363,348	6,271,819	6,170,554	333,333	500,000	500,000	2,157,293
Schedule of Equity Method Investments [Line Items]
Number of investments in affiliates	2
Ownership percentage				25.12%		36.00%
Face amount					500
Loan grant date					Dec. 17, 2014
Investment amount				155
Maturity term					18 months
Interest rate (as a percent)					2.00%
Equity losses	$ (155)			$ (155)